Provisions for Sundry Creditors (Tables)	3 Months Ended
Mar. 31, 2025
Disclosure of other provisions [abstract]
Summary of Provisions for Sundry Creditors and Others
At March 31, 2025 and December 31, 2024, the provisions for sundry creditors and others is as follows:

	March 31,		December 31,
	2025		2024
Provision for plugging of wells (Note 12)	Ps.	118,264,318	Ps.	115,514,750
Provision for trails in process (Note 18)	20,755,660		13,186,811
Provision for environmental costs	10,204,768		9,134,000
Total	Ps.	149,224,746	Ps.	137,835,561